Earnings Per Share (Eps) (Details) - Schedule of basic and diluted loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the parent	$ (61,019,350)	$ (17,786,681)	$ (5,585,948)
Basic net loss per share attributable to equity holders of the parent	(2.35)	(1.03)	(0.34)
Weighted-average shares outstanding	26,005,564	17,210,188	16,325,468
Diluted loss per share [Member]
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to the equity holders of the parent	(61,019,350)	(17,786,681)	(5,585,948)
Diluted net loss per share attributable to equity holders of the parent	(2.35)	(1.03)	(0.34)
Weighted-average shares outstanding	$ 26,005,564	$ 17,210,188	$ 16,325,468